Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 17.8	$ 13.8	$ 9.8
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.1	8.0	6.1
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.7	7.2	7.0
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.0	3.4	4.2
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.1	2.7	2.5
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.7	3.1	2.5
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.1	3.3	4.3
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(25.0)	(10.9)	(12.3)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.7	15.4	11.0
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	51.6	$ 45.9	$ 34.7
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.4
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.6
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.7
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.3
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.9
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.9
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.0
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(16.5)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	14.0
Weighted average [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	47.5
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	20.4
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.1
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	14.7
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.0
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.3
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.0
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.4
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	18.7
Top of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	57.8
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.6
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.2
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.5
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.8
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.5
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.2
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.5
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.1
Bottom of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 34.3